Related Party Transactions - Narrative (Details) - USD ($)			1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2017	Apr. 27, 2017	Sep. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
General and administrative services				$ 7,930,000	$ 2,204,000	$ 15,027,000	$ 3,669,000	$ 13,428,000	$ 6,166,000	$ 4,234,000
White Wolf
Related Party Transaction [Line Items]
Cash fee relative to aggregate funds committed (as a percent)			2.50%
Investment advisory fees			$ 7,500,000
White Wolf | Series B Preferred Stock
Related Party Transaction [Line Items]
Commitments			200,000,000
Rosemore, Inc.
Related Party Transaction [Line Items]
Expenses from transactions with related party		$ 2,400,000
Overhead costs				0	1,500,000		400,000
Rosemore, Inc. | General and Administrative Expense
Related Party Transaction [Line Items]
Overhead costs								1,500,000	6,000,000
Rosemore, Inc. | Rosehill Operating
Related Party Transaction [Line Items]
Selling, general and administrative expenses from transactions with related party								9,600,000	6,000,000
Overhead costs				0	1,400,000	0	2,800,000
Gateway Gathering and Marketing Company
Related Party Transaction [Line Items]
Revenue from related parties				73,000,000	11,000,000	124,500,000	24,800,000	61,300,000	24,400,000	16,800,000
Due from related parties, current	$ 13,600,000			25,600,000		25,600,000		13,600,000	4,600,000
Gateway Gathering and Marketing Company | Marketing and gathering agreement
Related Party Transaction [Line Items]
Costs and expenses, related party				1,300,000	$ 300,000	1,600,000	$ 500,000	1,100,000	1,400,000	$ 800,000
Due to related parties, current	200,000			800,000		800,000		200,000
Gateway Gathering and Marketing Company | Transaction purchase price settlement
Related Party Transaction [Line Items]
Due to related parties, current	200,000							200,000	300,000
Gateway Gathering and Marketing Company | General and Administrative Expense
Related Party Transaction [Line Items]
Due from related parties, current	100,000							100,000	300,000
General and administrative services								100,000	300,000
Gateway Gathering and Marketing Company | Other General and Administrative Expense
Related Party Transaction [Line Items]
Other general and administrative expense (less than $0.1 million)								100,000	100,000
Tema
Related Party Transaction [Line Items]
Due to related parties, current	100,000			$ 100,000		$ 100,000		100,000
Expenses from transactions with related party		1,600,000
Due from related parties, working capital adjustment	2,400,000	$ 5,600,000
Tema | Transaction purchase price settlement
Related Party Transaction [Line Items]
Costs and expenses, related party								0
Due to related parties, current	$ 100,000							$ 100,000	$ 300,000
Senior Notes | White Wolf | Second Lien Notes
Related Party Transaction [Line Items]
Commitments			$ 100,000,000